                                              Semi-Annual Report o June 30, 1998


[Logo]

         Balanced Portfolio




                                                              GROWTH WITH INCOME


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                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     3
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Portfolio Highlights                                                           4
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Fund Performance                                                               5
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CITIFUNDS BALANCED PORTFOLIO

Statement of Assets and Liabilities                                            6
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Statement of Operations                                                        7
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Statement of Changes in Net Assets                                             8
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Financial Highlights                                                           9
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Notes to Financial Statements                                                 10
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BALANCED PORTFOLIO

Portfolio of Investments                                                      14
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Statement of Assets and Liabilities                                           18
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Statement of Operations                                                       18
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Statement of Changes in Net Assets                                            19
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Financial Highlights                                                          19
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Notes to Financial Statements                                                 20
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

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

This semi-annual report covers the period from January 1, 1998, through June 30, 1998, for the CitiFunds(SM) Balanced Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

   Overall, the past six months were generally positive for the U.S. stock and bond markets. Moderate economic growth, low inflation and an unchanged U.S. monetary policy helped most sectors of the bond market produce attractive total rates of return for the six-month period. And despite heightened volatility in May and June, many stocks performed well overall.

   Among the highlights of the reporting period, your fund has changed its name to CitiFunds(SM) Balanced Portfolio, and management of the equity portion of the portfolio was assumed by Barbara Marcin, a Citibank Vice President with more than 10 years of investment management experience. Ms. Marcin employs a value-oriented investment approach. For more information about the value style of investing, see the discussion inside.

   In addition, as you have probably heard, Citicorp recently announced its intention to merge with The Travelers Group. The completion of the merger is subject to the satisfaction of certain conditions. As necessary, we will provide you with information that specifically affects the fund.

   On behalf of the Board of Trustees, we want to thank you for your continued participation and confidence in the CitiFunds family of funds.



/s/ Philip W. Coolidge
Philip W. Coolidge
President
July 16, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

Despite stronger-than-expected economic growth, inflation remained low during the first six months of 1998. Even reports of record-high employment levels and robust consumer consumption failed to ignite inflationary pressures. These influences had positive implications for both stocks and bonds during the first three months of the year.

   In the bond market, short-term yields generally remained stable because they are based on the federal funds rate, which is set by the Federal Reserve Board and remained unchanged over the past six months. Yields on intermediate-term and long-term bonds, which are determined by the marketplace, declined modestly. As a result, because bond prices rise when their yields decline, the intermediate- and long-term sectors of the bond market provided total returns higher than their coupons. The stock market also benefitted early in the year because corporate earnings remained strong. Many equity investors were pleasantly surprised that, despite lower export levels, economic turmoil in Asia did not adversely affect the earnings of U.S. companies as much as they anticipated during the first quarter.

   During the second quarter of 1998, however, equity investors began to see a more pronounced slow-down of corporate earnings growth, especially among companies with exposure to Asian markets. In May and June, further deterioration of the Asian markets created a high level of volatility in the U.S. stock market. In contrast, the U.S. bond market rallied modestly in anticipation of slower economic growth, continued low inflation and an unchanged monetary policy.

   AS OF JANUARY 14, 1998, THE PORTFOLIO ADOPTED A VALUE-ORIENTED APPROACH TO EQUITY MANAGEMENT, focusing on established companies priced below the discounted value of their expected future cash flows. We look for companies with good longer term prospects, but whose stocks are selling at valuations lower than broader market averages. Our strategy is to buy these stocks when they are believed to be inexpensively priced and hold them until their true values are reached.

   Over the past six months, we found attractive values in financial companies, which benefitted from low interest rates, as well as certain oil services and drilling companies, whose stocks have languished because of the low current price of oil. We also found good values in a number of cyclical companies, which have been severely punished by investors because of concern about the Asian crisis. On the other hand, we have few investments in consumer growth companies. Many of these companies are well managed and profitable, but their recent performance has increased their valuations to a level we regard as too expensive.

   THE PORTFOLIO'S FIXED-INCOME PORTION HAS MANAGED TO CAPTURE HIGH YIELDS commensurate with its risk profile. We maintained a relatively long average duration, which is a measure of the portfolio's sensitivity to changes in interest rates, in order to enjoy higher, existing yields for as much time as possible. We also allocated the portfolio's assets among the various market sectors in an attempt to maximize exposure to those fixed-income securities providing the best relative values. We found particularly good values in asset-backed securities, which are secured by high-quality debt obligations such as automobile loans, home equity loans and commercial mortgages. We also participated in the U.S. Treasury securities market, which benefitted from declining issuance amid robust demand from investors seeking a safe haven.

   WE ARE OPTIMISTIC ABOUT THE U.S. ECONOMY, THE BOND MARKET AND THE STOCK MARKET over the long term, but we expect heightened volatility over the short term, especially in the stock market. In our view, U.S. economic growth will ultimately slow during the second half of 1998 because of the fall-out from Asia. At the same time, competition from foreign manufacturers and domestic productivity improvements should held keep the inflation rate low.

   We believe that lower demand for U.S. goods and lower prices for imports from Asia during the second half of the year are likely to constrain earnings growth for many domestic companies. If investors are disappointed by corporate earnings, we expect the stock market to trade near current levels, albeit with heightened volatility, over the near term. Over the longer term, however, we remain encouraged by the U.S. economy's continuing prospects for strong growth and low inflation. If positive economic conditions persist, we believe corporate earnings and stock prices should move higher.

   In the U.S. bond market, we expect these economic influences to allow long-term yields to move modestly lower, potentially benefitting the various market sectors in which the fixed-income portion of CitiFunds Balanced Portfolio invests. Of course, we will continue to monitor the economy and financial markets, making every effort to meet the Fund's investment objective.

FUND FACTS

FUND OBJECTIVE
To earn high current income by investing in a broad range of securities, to preserve capital and to provide growth potential with reduced risk.

INVESTMENT ADVISER,                     DIVIDENDS
BALANCED PORTFOLIO                      Paid quarterly, if any
Citibank, N.A.
                                        CAPITAL GAINS
COMMENCEMENT OF OPERATIONS              Distributed semi-annually, if any
October 19, 1990
                                        BENCHMARKS
NET ASSETS AS OF 6/30/98                o Standard & Poor's Barra Growth Index
$238.2 million                          o Lehman Government/Corporate Bond Index
                                        o Lipper Balanced Funds Average

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS AS OF JUNE 30, 1998 (Unaudited)
COMPANY, INDUSTRY%                                                OF NET ASSETS

Chase Manhattan Corp., Finance                                             2.5%
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AT&T Corp., Consumer Services                                              2.5%
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Lehman Brothers Holdings Inc., Finance                                     2.1%
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Safeco Corp., Finance                                                      1.9%
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Nationsbank Corp., Finance                                                 1.8%
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Halliburton Co., Producer Manufacturing                                    1.8%
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Everest Reinsurance Holdings, Finance                                      1.7%
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E.I. du Pont de Nemours & Co., Basic Industries                            1.6%
--------------------------------------------------------------------------------
Exxon Corp., Producer Manufacturing                                        1.6%
--------------------------------------------------------------------------------
USA Waste Services Inc., Industrial Services                               1.6%
--------------------------------------------------------------------------------

PORTFOLIO DIVERSIFICATION AS OF JUNE 30, 1998 (Unaudited)

Stocks ...........................................   60%
Treasuries .......................................   13%
Other Bonds ......................................   25%
*Short-Term ......................................    2%

*Includes cash and net other assets.

FUND PERFORMANCE

TOTAL RETURNS
                                                                        SINCE
ALL PERIODS ENDED JUNE 30, 1998            SIX       ONE      FIVE    10/19/90
 (Unaudited)                             MONTHS**    YEAR     YEARS*  INCEPTION*
--------------------------------------------------------------------------------
CitiFunds Balanced Portfolio              7.85%     16.86%    11.86%    13.68%
Lipper Balanced Funds Average             8.95%     17.58%    13.91%    14.56%
S&P Barra Growth Index                   23.07%     34.73%    25.33%    22.70%
Lehman Government/Corporate Bond Index    4.17%     11.28%     6.88%     9.13%

*   Average Annual Total Return
**  Not Annualized
 +  From 10/31/90

30-Day SEC Yield              2.60%
Income Dividends Per Share   $0.140
Capital Gain Distribution    $0.455

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on 10/31/90 would have grown to $26,845 as of June 30, 1998. The graph shows how the Fund compares to its benchmarks for the same period.

                CitiFunds       Lipper             S&P            Lehman
                 Balance       Balanced           Barra          Gov/Corp
    Date           Fund        Funds Avg.      Growth Index      Bond Avg.
    ----        ---------      ----------      -----------       ---------
  10/19/90       $10,000
  10/31/90       $ 9,826        $10,000           $10,000         $10,000
  11/30/90       $10,369        $10,435           $10,604         $10,218
  12/31/90       $10,609        $10,677           $10,941         $10,372
   1/31/91       $11,105        $11,034           $11,396         $10,488
   2/28/91       $11,673        $11,521           $12,280         $10,579
   3/31/91       $11,816        $11,725           $12,744         $10,652
   4/30/91       $11,827        $11,753           $12,720         $10,774
   5/31/91       $12,264        $12,099           $13,200         $10,824
   6/30/91       $11,837        $11,726           $12,649         $10,812
   7/31/91       $12,403        $12,122           $13,325         $10,947
   8/31/91       $12,886        $12,434           $13,754         $11,199
   9/30/91       $12,713        $12,450           $13,453         $11,433
  10/31/91       $12,945        $12,633           $13,617         $11,535
  11/30/91       $12,723        $12,354           $13,270         $11,650
  12/31/91       $13,751        $13,358           $15,140         $12,042
   1/31/92       $13,496        $13,242           $14,608         $11,864
   2/29/92       $13,698        $13,401           $14,695         $11,927
   3/31/92       $13,530        $13,203           $14,354         $11,862
   4/30/92       $13,583        $13,323           $14,506         $11,933
   5/31/92       $13,658        $13,462           $14,619         $12,164
   6/30/92       $13,417        $13,317           $14,316         $12,342
   7/31/92       $13,868        $13,714           $14,962         $12,658
   8/31/92       $13,664        $13,584           $14,790         $12,770
   9/30/92       $13,910        $13,755           $14,964         $12,945
  10/31/92       $14,115        $13,756           $15,189         $12,747
  11/30/92       $14,569        $14,096           $15,803         $12,737
  12/31/92       $14,690        $14,357           $15,907         $12,955
   1/31/93       $14,798        $14,551           $15,735         $13,237
   2/28/93       $14,776        $14,647           $15,608         $13,513
   3/31/93       $15,288        $14,922           $15,828         $13,559
   4/30/93       $15,091        $14,738           $15,098         $13,663
   5/31/93       $15,331        $14,980           $15,636         $13,656
   6/30/93       $15,326        $15,148           $15,503         $13,966
   7/31/93       $15,206        $15,172           $15,183         $14,056
   8/31/93       $15,688        $15,630           $15,737         $14,379
   9/30/93       $15,677        $15,683           $15,497         $14,429
  10/31/93       $15,809        $15,824           $16,073         $14,488
  11/30/93       $15,644        $15,593           $16,062         $14,325
  12/31/93       $15,935        $15,869           $16,174         $14,388
   1/31/94       $16,282        $16,255           $16,520         $14,603
   2/28/94       $15,958        $15,936           $16,225         $14,285
   3/31/94       $15,350        $15,350           $15,475         $13,935
   4/30/94       $15,440        $15,379           $15,545         $13,819
   5/31/94       $15,643        $15,451           $15,798         $13,795
   6/30/94       $15,282        $15,168           $15,462         $13,763
   7/31/94       $15,702        $15,511           $15,955         $14,038
   8/31/94       $16,020        $15,908           $16,807         $14,044
   9/30/94       $15,590        $15,620           $16,567         $13,832
  10/31/94       $15,818        $15,712           $16,953         $13,816
  11/30/94       $15,430        $15,325           $16,397         $13,792
  12/31/94       $15,607        $15,454           $16,680         $13,883
   1/31/95       $15,804        $15,646           $17,094         $14,149
   2/28/95       $16,300        $16,117           $17,761         $14,477
   3/31/95       $16,602        $16,393           $18,318         $14,574
   4/30/95       $16,811        $16,693           $18,794         $14,778
   5/31/95       $17,450        $17,231           $19,467         $15,398
   6/30/95       $17,624        $17,553           $20,213         $15,521
   7/31/95       $17,847        $17,957           $20,858         $15,460
   8/31/95       $17,835        $18,111           $20,789         $15,658
   9/30/95       $18,233        $18,515           $21,816         $15,818
  10/31/95       $18,256        $18,471           $21,990         $16,050
  11/30/95       $18,892        $19,036           $22,782         $16,315
  12/31/95       $19,144        $19,295           $23,039         $16,555
   1/31/96       $19,474        $19,642           $23,920         $16,658
   2/29/96       $19,291        $19,713           $24,137         $16,305
   3/31/96       $19,339        $19,790           $24,036         $16,168
   4/30/96       $19,327        $19,996           $24,505         $16,056
   5/31/96       $19,511        $20,242           $25,406         $16,029
   6/30/96       $19,746        $20,262           $25,724         $16,242
   7/31/96       $19,190        $19,709           $24,538         $16,279
   8/31/96       $19,400        $20,068           $24,901         $16,239
   9/30/96       $20,130        $20,811           $26,629         $16,528
  10/31/96       $20,304        $21,198           $27,207         $16,913
  11/30/96       $21,025        $22,146           $29,240         $17,224
  12/31/96       $20,597        $21,913           $28,564         $17,033
   1/31/97       $21,270        $22,513           $30,801         $17,053
   2/28/97       $21,204        $22,540           $31,059         $17,089
   3/31/97       $20,449        $21,913           $29,585         $16,886
   4/30/97       $21,563        $22,511           $31,972         $17,132
   5/31/97       $22,226        $23,465           $33,868         $17,292
   6/30/97       $22,973        $24,148           $35,585         $17,499
   7/31/97       $24,168        $25,500           $38,404         $18,034
   8/31/97       $23,014        $24,834           $35,850         $17,832
   9/30/97       $23,823        $25,765           $37,678         $18,112
  10/31/97       $23,727        $25,322           $36,544         $18,402
  11/30/97       $24,569        $25,697           $38,528         $18,500
  12/31/97       $24,891        $26,034           $39,002         $18,694
   1/31/98       $25,207        $26,195           $40,313         $18,958
   2/28/98       $26,091        $27,274           $43,114         $18,920
   3/31/98       $27,166        $28,040           $45,343         $18,978
   4/30/98       $27,245        $28,219           $45,724         $19,073
   5/31/98       $26,754        $27,934           $44,805         $19,277
   6/30/98       $26,845        $28,350           $47,999         $19,474

The graph assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

CITIFUNDS BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investment in Balanced Portfolio, at value (Note 1A)              $238,006,988
Receivable for shares of beneficial interest sold                      517,249
--------------------------------------------------------------------------------
  Total assets                                                     238,524,237
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                  240,176
Payable to affiliates - Shareholder servicing agents' fees
  (Note 2B)                                                             48,428
Accrued expenses and other liabilities                                  42,585
--------------------------------------------------------------------------------
  Total liabilities                                                    331,189
--------------------------------------------------------------------------------
NET ASSETS for 14,514,525 shares of beneficial interest
  outstanding                                                     $238,193,048
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                   $193,995,601
Unrealized appreciation of investments                              12,848,304
Accumulated net realized gain                                       30,405,254
Undistributed net investment income                                    943,889
--------------------------------------------------------------------------------
  Total                                                           $238,193,048
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE OF BENEFICIAL INTEREST                                      $16.41
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Interest Income from Balanced Portfolio               $ 2,908,681
Dividend Income from Balanced Portfolio                 1,186,789
Allocated Expenses from Balanced Portfolio               (642,860)
--------------------------------------------------------------------------------
                                                                     $ 3,452,610
EXPENSES:
Shareholder Servicing Agents' fees (Note 2B)              292,096
Administrative fees (Note 2A)                             292,096
Distribution fees (Note 3)                                175,258
Expense fees (Note 6)                                      23,504
--------------------------------------------------------------------------------
  Total expenses                                          782,954
Less aggregate amount waived by Administrator and
Distributor (Note 2A and 3)                              (233,896)
--------------------------------------------------------------------------------
  Net expenses                                                           549,058
--------------------------------------------------------------------------------
Net investment income                                                  2,903,552
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
BALANCED PORTFOLIO:
Net realized gain                                      30,559,698
Net change in unrealized appreciation (depreciation)  (15,979,562)
--------------------------------------------------------------------------------
  Net realized and unrealized gain from Balanced
    Portfolio                                                         14,580,136
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $17,483,688
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
                                                                 SIX MONTHS
                                                                    ENDED
                                                                JUNE 30, 1998              YEAR ENDED
                                                                 (Unaudited)            DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                            $  2,903,552             $  5,566,995
Net realized gain                                                  30,559,698               31,219,711
Net change in unrealized appreciation (depreciation)              (15,979,562)               6,454,406
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               17,483,688               43,241,112
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                              (1,965,760)              (5,565,112)
Net realized gain                                                  (6,392,515)             (32,774,535)
---------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders          (8,358,275)             (38,339,647)
---------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                                   10,456,916                1,958,850
Net asset value of shares issued to shareholders
  from reinvestment of distributions                                8,352,560               38,314,267
Cost of shares repurchased                                        (16,532,304)             (48,766,609)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from  transactions
  in shares of beneficial interest                                  2,277,172               (8,493,492)
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                              11,402,585               (3,592,027)
---------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                               226,790,463              230,382,490
---------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
  income of $943,889 and $6,097, respectively)                   $238,193,048             $226,790,463
---------------------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

                               SIX MONTHS
                                 ENDED
                                JUNE 30,                             YEAR ENDED DECEMBER 31,
                                  1998       --------------------------------------------------------------------
                              (Unaudited)      1997           1996           1995           1994           1993
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
  beginning of period          $  15.77      $  15.61       $  15.71       $  13.52       $  14.24       $  13.54
-----------------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income             0.205         0.421          0.497          0.486          0.399          0.336#
Net realized and
  unrealized gain (loss)          1.030         2.726          0.680          2.540         (0.695)         0.803#
-----------------------------------------------------------------------------------------------------------------
    Total from operations         1.235         3.147          1.177          3.026         (0.296)         1.139
-----------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income            (0.140)       (0.421)        (0.497)        (0.495)        (0.394)        (0.319)
Net realized gain                (0.455)       (2.566)        (0.780)        (0.341)        (0.030)        (0.120)
-----------------------------------------------------------------------------------------------------------------
    Total distributions          (0.595)       (2.987)        (1.277)        (0.836)        (0.424)        (0.439)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                $  16.41      $  15.77       $  15.61       $  15.71       $  13.52       $  14.24
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)              $238,193      $226,790       $230,382       $246,002       $227,309       $265,216
Ratio of expenses to
  average net assets              1.02%(A)*     1.02%(A)       1.02%(A)       1.02%(A)       1.02%(A)       1.04%
Ratio of net investment income
  to average net assets           2.49%*        2.44%          3.04%          3.21%          2.82%          2.46%
Portfolio turnover (B)             --            --             --             --              29%           101%
Total return                      7.85%**      20.85%          7.59%         22.66%         (2.06%)         8.48%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:

Net investment income          $  0.189      $  0.387       $  0.464       $  0.463       $  0.378        $0.310#
RATIOS:
Expenses to average net assets    1.22%*(A)     1.22%(A)       1.22%(A)       1.17%(A)       1.17%(A)       1.23%
Net investment income to
  average net assets              2.29%*        2.24%          2.84%          3.06%          2.67%          2.27%
-----------------------------------------------------------------------------------------------------------------
  * Annualized
 ** Not Annualized
  # The per share amounts were computed using a monthly average number of shares outstanding during the year. (A) Includes the Fund's share of Balanced
    Portfolio allocated expenses for the periods indicated.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
  + On May 1, 1994 the Fund began investing all of its investable assets in
    Balanced Portfolio.

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Balanced Portfolio (formerly Landmark Balanced Fund) (the "Fund") is a separate diversified series of CitiFunds Trust I (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Balanced Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. CFBDS, Inc ("CFBDS"), (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.
   The Trust seeks to achieve the Fund's investment objectives of earning high current income, preservation of capital and providing growth potential with reduced risk by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objectives and policies and substantially the same investment restrictions as the Fund. The value of such investment reflects the Fund's proportionate interest (89.7% at June 30, 1998) in the net assets of the Portfolio.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.
   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.
   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.
   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.
   E. Distributions Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended December 31, 1997, the Fund reclassified $1,148,430 from paid-in capital to accumulated net realized gain on investments.
   F. Other All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of the Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then current fiscal year.
   A. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $292,096, of which $117,003 was voluntarily waived for the six months ended June 30, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.
   B. Shareholder Servicing Agents' Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents' fees amounted to $292,096 for the six months ended June 30, 1998.

3. DISTRIBUTION FEES The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distribution fees amounted to $175,258, of which $116,893 was voluntarily waived for the six months ended June 30, 1998. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. The additional fee has not been assessed through June 30, 1998. The Distributor has voluntarily agreed to waive this fee through June 30, 1998.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1998 aggregated $3,239,315 and $10,421,117, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:
                                                  SIX MONTHS
                                                     ENDED         YEAR ENDED
                                                 JUNE 30, 1998    DECEMBER 31,
                                                  (Unaudited)         1997
--------------------------------------------------------------------------------
Shares sold                                        617,135           118,898
Shares issued to shareholders from
  reinvestment of distribution                     509,666         2,424,021
Shares repurchased                                (988,941)       (2,924,022)
--------------------------------------------------------------------------------
Net increase (decrease)                            137,860          (381,103)
--------------------------------------------------------------------------------

6. EXPENSE FEES CFBDS has entered into an expense agreement with the Fund. CFBDS has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Fund, other than fees paid under the Administrative Services Agreement, Distribution Agreement, and the Shareholder Servicing Agreements. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.
   The Fund has agreed to pay CFBDS an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Fund including expenses allocated from the Portfolio less expenses waived by the Administrator and Distributor would, on an annual basis, exceed an agreed upon rate, currently 1.02% of average daily net assets.

Balanced Portfolio
PORTFOLIO OF INVESTMENTS   June 30, 1998
(Unaudited)

Issuer                                              Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 59.7%
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- 6.7%
--------------------------------------------------------------------------------
Barrick Gold Corp.                                  111,000         $  3,146,400
Crown Cork & Seal Inc.                               31,000            1,472,500
E. I. du Pont de Nemours & Co.                       58,300            4,350,638
Mead Corp.                                           75,900            2,409,825
Premark International Inc.                           25,500              822,375
Union Pacific Corp.                                  72,700            3,207,888
Weyerhauser Co.                                      48,500            2,240,093
                                                                    ------------
                                                                      17,649,719
                                                                    ------------
CONSUMER DURABLES -- 3.8%
--------------------------------------------------------------------------------
American Home Products Corp.                         60,800            2,129,813
Goodyear Tire and Rubber                             58,300            3,756,706
Meritor Automotive Inc.                             142,700            3,424,800
Sunbeam Corp.                                        81,800              848,675
                                                                    ------------
                                                                      10,159,994
                                                                    ------------
CONSUMER NON-DURABLES -- 1.8%
--------------------------------------------------------------------------------
Federated Department Stores Inc.*                    61,000            3,282,563
Toys "R" Us Inc.*                                    57,800            1,361,912
                                                                    ------------
                                                                       4,644,475
                                                                    ------------
CONSUMER SERVICES -- 7.4%
--------------------------------------------------------------------------------
AT&T Corp.                                          114,300            6,529,388
Bell Atlantic Corp.                                  83,000            3,786,875
Bellsouth Corp.                                      47,500            3,188,437
McDonalds Corp.                                      46,900            3,236,100
SBC Communications Inc.                              75,500            3,020,000
                                                                    ------------
                                                                      19,760,800
                                                                    ------------
ELECTRONICS/TECHNICAL SERVICES -- 6.5%
--------------------------------------------------------------------------------
3COM Corp.                                          118,000            3,621,125
Compaq Computer Corp.                                60,000            1,702,500
Hewlett Packard Co.                                  27,100            1,622,613
Intel Corp.                                          20,000            1,482,500
International Business Machines                      14,400            1,653,300
Parker Hannifin Corp.                                88,200            3,362,625
Sun Microsystems Inc.                                79,900            3,470,656
                                                                    ------------
                                                                      16,915,319
                                                                    ------------
FINANCE -- 15.5%
--------------------------------------------------------------------------------
Bankers Trust Corp.                                  20,100            2,332,856
Burlington Resources Inc.                            83,500            3,595,719
Chase Manhattan Corp.                                87,600            6,613,800
Comed Financing                                      30,000              763,125
Everest Reinsurance Holdings                        114,900            4,416,469
Federated Investment Inc.                            46,470              859,695
Franklin Resources Inc.                              37,200            2,008,800
J. P. Morgan Co. Inc.                                31,400            3,677,725
Lehman Brothers Holdings Inc.                        71,800            5,568,987
Nationsbank Corp.                                    62,400            4,773,600
Safeco Corp.                                        108,000            4,900,500
Washington Mutual Inc.                               38,400            1,668,000
                                                                    ------------
                                                                      41,179,276
                                                                    ------------
HEALTH SERVICES/TECHNOLOGY -- 1.5%
--------------------------------------------------------------------------------
Oxford Health Plans Inc.*                           119,800            1,834,438
Wellpoint Health Networks Inc.*                      30,800            2,279,200
                                                                    ------------
                                                                       4,113,638
                                                                    ------------
INDUSTRIAL SERVICES -- 1.6%
--------------------------------------------------------------------------------
USA Waste Services Inc.                              85,000            4,196,875
                                                                    ------------
PRODUCER MANUFACTURING -- 11.4%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                   42,500            2,308,281
American Electric Power Inc.                         41,000            1,860,375
Cinergy Corp.                                        56,300            1,970,500
Deere & Co.                                          60,570            3,202,639
Diamond Offshore Drilling Inc.                       74,200            2,968,000
Entergy Corp.                                        70,500            2,026,875
Exxon Corp.                                          59,200            4,221,700
Halliburton Co.                                     104,000            4,634,500
Mobil Corp.                                          54,300            4,160,737
Santa Fe International Corp.                         98,400            2,976,600
                                                                    ------------
                                                                      30,330,207
                                                                    ------------
MISCELLANEOUS -- 3.5%
--------------------------------------------------------------------------------
Lucasvarsity PLC                                     59,500            2,368,844
Martin Marietta Materials Inc.                       69,100            3,109,500
Raytheon Co.                                         67,170            3,971,426
                                                                    ------------
                                                                       9,449,770
                                                                    ------------
TOTAL COMMON STOCK
  (Identified Cost $148,617,755)                                     158,400,073
                                                                    ------------

                                                PRINCIPAL
ISSUER                                            AMOUNT              VALUE
--------------------------------------------------------------------------------
FIXED INCOME -- 38.6%
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 4.2%
--------------------------------------------------------------------------------
Aames Mortgage Trust 6.59% due 6/15/24           $1,040,000         $  1,051,846
Contimortgage Home Equity Loan
  6.28% due 1/15/13                               1,000,000            1,000,310
  6.13% due 3/15/13                               1,100,000            1,100,660
  6.57% due 3/15/23                               1,000,000            1,003,600
  6.87% due 3/15/24                               1,040,000            1,061,496
Green Tree Financial Corp.
  8.05% due 10/15/27                              3,500,000            3,825,920
IMC Home Equity Loan
  6.16% due 5/20/14                               2,000,000            2,000,000
                                                                    ------------
                                                                      11,043,832
                                                                    ------------
DOMESTIC CORPORATIONS -- 9.8%
--------------------------------------------------------------------------------
Allied Signal Inc.
  6.20% due 2/01/08                                 825,000              833,225
Associates Corp. N.A
  5.96% due 5/15/37                               1,750,000            1,814,015
Atlantic City Electric Co.
  7.01% due 8/23/02                               1,380,000            1,432,840
BB & T Corp.
  6.375% due 6/30/05                              1,120,000            1,118,566
Century Telecommunications Enterprises Inc.
  6.30% due 1/15/08                               1,000,000              985,910
Computer Associates
  International Inc.
  6.375% due 4/15/05                              1,300,000            1,291,940
Conseco Inc.
  6.40% due 6/15/01                               1,145,000            1,144,267
Dayton Hudson Corp.
  5.95% due 6/15/00                                 585,000              584,795
Donaldson Lufkin
  & Jenrette
  6.50% due 6/01/08                                 660,000              659,947
Equitable Life Assurance
  6.95% due 12/01/05                              1,375,000            1,427,429
Ford Motor Co.
  6.625% due 2/15/28                              1,000,000            1,000,830
GTE Corp.
  6.36% due 4/15/06                              $1,145,000         $  1,139,584
Household Financial Corp.
  6.40% due 6/17/08                                 600,000              599,783
Lehman Brothers Holding Inc.
  6.15% due 3/15/00                                 500,000              501,165
  6.00% due 2/26/01                                 500,000              499,035
MCI Communications Corp
  6.125% due 4/15/12                              1,125,000            1,120,815
Merrill Lynch & Co. Inc.
  6.00% due 2/12/03                                 395,000              393,467
Norfolk Southern Corp.
  7.35% due 5/15/07                               1,000,000            1,072,850
Occidental Petroleum Corp
  6.40% due 4/01/03                               1,070,000            1,067,849
Pacificorp
  6.375% due 5/15/08                                435,000              437,534
Petroleum Geographical Services
  6.625% due 3/30/08                                735,000              736,323
Philadelphia Electric Company
  7.125% due 9/01/023                                70,000              381,711
  6.625% due 3/01/03                                715,000              726,040
Raytheon Co.
  5.95% due 3/15/01                                 240,000              239,107
  6.30% due 3/15/05                                 360,000              361,602
Sears Roebuck Acceptance Corp.
  6.00% due 3/20/03                                 965,000              955,784
Sony Corp.
  6.125% due 3/04/03                              1,070,000            1,072,493
Suntrust Banks Inc.
  6.00% due 1/15/28                                 975,000              959,567
Union Pacific Resource Group Inc.
  6.50% due 5/15/05                               1,475,000            1,463,805
                                                                    ------------
                                                                      26,022,278
                                                                    ------------
MORTGAGE OBLIGATIONS -- 10.2%
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.3%
--------------------------------------------------------------------------------
Asset Securitization Corp.
  Series 95
  7.384% due 8/13/29                             $2,500,000         $  2,674,609
Asset Securitization Corp.
  Series 97
  6.85% due 2/14/41                                 600,000              630,732
Country Wide Mortgage Backed Securities
  7.50% due 9/25/14                                 855,535              858,204
Federal Home Loan Mortgage Corp.
  6.00% due 1/01/99                               1,000,000              975,625
GMAC Commercial Mortgage
  6.83% due 12/15/03                              2,142,752            2,185,942
J. P. Morgan Co. Inc.
  6.373% due 1/15/30                                750,171              758,361
Lehman Brothers First Union
  6.479% due 3/18/04                                942,198              951,517
Merrill Lynch Mortgage Co.
  6.95% due 6/18/29                               1,354,552            1,397,803
Morgan Stanley Capital Investment Inc.
  6.44% due 11/15/02                              1,105,000            1,121,763
Nomura Asset Securitization Corp.
  8.15% due 3/04/20                               2,000,000            2,178,120
Residential Asset Securitization Trust
  7.00% due 2/25/08                                 910,881              915,718
Structured Asset Securities Corp.
  6.79% due 6/12/04                               1,872,008            1,928,636
                                                                    ------------
                                                                      16,577,030
                                                                    ------------
MORTGAGE BACKED SECURITIES/PASSTHROUGHS -- 2.4%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
  8.50% due 6/01/01                              $   13,121         $     13,308
  9.50% due 2/01/01                                   6,846                7,028
Federal National Mortgage Association
  6.50% due 12/01/99                              3,000,000            3,018,750
  7.50% due 10/01/25                                238,292              244,473
  7.50% due 11/01/25                              2,930,523            3,006,541
  9.00% due 11/01/01                                 10,145               10,349
                                                                    ------------
                                                                       6,300,449
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.5%
--------------------------------------------------------------------------------
  7.25% due 10/16/22                              4,049,782            4,081,411
                                                                    ------------
Total Mortgage Obligations                                            26,958,890
                                                                    ------------
YANKEE BONDS -- 1.5%
--------------------------------------------------------------------------------
Embotelladora Andina SA
  7.00% due 10/01/07                                810,000              773,064
Interamerica Development Bank
  6.95% due 8/01/26                               2,000,000            2,255,480
Ontario Province, Canada
  7.00% due 8/04/05                               1,045,000            1,106,394
                                                                    ------------
                                                                       4,134,938
                                                                    ------------
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS -- 12.9%
--------------------------------------------------------------------------------
UNITED STATES TREASURY BONDS -- 5.3%
--------------------------------------------------------------------------------
  6.250% due 8/15/23                              5,000,000            5,353,100
  6.625% due 2/15/27                              6,750,000            7,622,235
  6.375% due 8/15/27                              1,000,000            1,098,120
                                                                    ------------
                                                                      14,073,455
                                                                    ------------
UNITED STATES TREASURY NOTES -- 6.9%
--------------------------------------------------------------------------------
  6.00% due 6/30/99                               8,825,000            8,867,713
  5.875% due 11/15/99                               170,000              170,770
  6.625% due 6/30/01                              5,300,000            5,454,866
  6.625% due 4/30/02                              2,500,000            2,591,800
  6.50% due 10/15/06                              1,250,000            1,327,338
                                                                    ------------
                                                                      18,412,487
                                                                    ------------
UNITED STATES AGENCY OBLIGATIONS -- 0.7%
--------------------------------------------------------------------------------
Tennessee Valley Authority
  5.88% due 4/01/36                              $1,750,000         $  1,819,423
                                                                    ------------
Total United States Government & Agency
  Obligations                                                         34,305,365
                                                                    ------------
Total Fixed Income (Identified Cost
  $99,883,630)                                                       102,465,303
                                                                    ------------
SHORT-TERM OBLIGATIONS -- 1.1%
--------------------------------------------------------------------------------
FCC National Bank
  5.68% due 6/03/99                                                    2,000,220
State Street Bank Repurchase
  Agreement 2.00% due 7/01/98,
  proceeds at maturity $910,051
  (collateralized by $895,000
  U.S. Treasury Notes
  5.875% due 1/31/99
  valued at $919,613)                                                    910,000
United States Treasury Bills
  4.97% due 9/10/98                                                       19,808
  5.02% due 9/10/98                                                        9,903
                                                                    ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified Cost $2,938,467)                                         2,939,931
                                                                    ------------
TOTAL INVESTMENTS
  (Identified Cost $251,439,852)                       99.4%         263,805,307

OTHER ASSETS
  LESS LIABILITIES                                      0.6%           1,559,911
                                                      -----         ------------
NET ASSETS                                            100.0%        $265,365,218
                                                      =====         ============

--------------------------------------------------------------------------------
FUTURES CONTRACTS
--------------------------------------------------------------------------------
Futures contracts which were open at June 30, 1998 are as follows:

                                           AGGREGATE
                                NUMBER        FACE
                                  OF        VALUE OF    EXPIRATION    UNREALIZED
CONTRACTS                      CONTRACTS    CONTRACTS      DATE        GAIN/LOSS
--------------------------------------------------------------------------------
U. S. Treasury
  5-year                                                September
  Bond (Sell)                     26       $2,600,000      1998         $7,071

*Non-income producing

See notes to financial statements

BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $251,439,852)     $263,805,307
Cash                                                                        753
Receivable for investments sold                                      10,399,414
Dividends and interest receivable                                     1,688,735
Receivable for daily variation on future contracts                        3,656
--------------------------------------------------------------------------------
    Total assets                                                    275,897,865
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    10,408,498
Payable to affiliates--Investment advisory fees (Note 2)                 86,275
Accrued expenses and other liabilities                                   37,874
--------------------------------------------------------------------------------
    Total liabilities                                                10,532,647
--------------------------------------------------------------------------------
Net Assets                                                         $265,365,218
-------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $265,365,218
-------------------------------------------------------------------------------


BALANCED PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                $3,223,770
Dividends                                                1,315,662
--------------------------------------------------------------------------------
  Total investment income                                           $ 4,539,432
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)                          518,258
Administrative fees (Note 3)                               64,783
Expense fees (Note 6)                                      129,454
--------------------------------------------------------------------------------
  Total expenses                                                        712,495
--------------------------------------------------------------------------------
Net investment income                                                 3,826,937
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions and
  futures contracts                                                  33,838,770
Net change in unrealized appreciation (depreciation)
  of investments and futures contracts                              (17,716,140)
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
    futures contracts                                                16,122,630
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $19,949,567
--------------------------------------------------------------------------------

See notes to financial statements

BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS
                                                                ENDED
                                                               JUNE 30,      YEAR ENDED
                                                                 1998       DECEMBER 31,
                                                             (Unaudited)       1997
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                        $  3,826,937   $  7,239,807
Net realized gain from investment transactions
  and futures contracts                                        33,838,770     34,083,761
Net change in unrealized appreciation (depreciation)
  of investments and futures contracts                        (17,716,140)     6,996,049
----------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                              19,949,567     48,319,617
----------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                     6,587,046      7,417,240
Value of withdrawals                                          (12,365,731)   (52,068,589)
----------------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                                    (5,778,685)   (44,651,349)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                     14,170,882      3,668,268
----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                           251,194,336    247,526,068
----------------------------------------------------------------------------------------
End of period                                                $265,365,218   $251,194,336
----------------------------------------------------------------------------------------

BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

                          SIX MONTHS                                             MAY 1, 1994
                             ENDED                                              (COMMENCEMENT
                           JUNE 30,             YEAR ENDED DECEMBER 31,       OF OPERATIONS) TO
                             1998        ------------------------------------    DECEMBER 31,
                          (Unaudited)      1997          1996           1995        1994
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)          $265,365      $251,194      $247,526      $251,519      $228,948
Ratio of expenses to
  average net assets          0.55%*        0.55%         0.55%         0.53%         0.51%*
Ratio of net investment
  income to average net
  assets                      2.95%*        2.90%         3.50%         3.69%         3.53%*
Portfolio turnover             102%          134%          241%          210%          105%
-------------------------------------------------------------------------------------------
  *Annualized

See notes to financial statements

Balanced Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Balanced Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income is recorded on the ex-dividend date.
   C. U.S. Federal Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.
   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   F. TBA Purchase Commitments The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.
   Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.
   G. Futures Contracts The Portfolios may engage in futures transactions. The Portfolios may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. The underlying value of a futures contract is incorporated within unrealized appreciation/depreciation in the Portfolio of Investments under the caption "Futures Contracts". Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.
   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.
   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.
   H. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $518,258 for the six months ended June 30, 1998. The investment advisory fees are computed at the annual rate of 0.40% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $64,783 for the six months ended June 30, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $261,815,831 and $262,795,847, respectively, for the six months ended June 30, 1998. Purchases and sales of U.S. Government securities aggregated to $18,400,344 and $20,547,220, respectively.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $251,439,852
--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $ 17,095,152
Gross unrealized depreciation                                        (4,729,697)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 12,365,455
--------------------------------------------------------------------------------

6. EXPENSE FEES SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.
   The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.55% of average daily net assets.

7. LINE OF CREDIT The Portfolio, along with the other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1998, the commitment fee allocated to the Portfolio was $473. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
(of Balanced Portfolio)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

             THE CITIFUNDS FAMILY

             LARGE CAP STOCKS
          o  CitiFunds Growth & Income Portfolio
          o  CitiFunds Large Cap Growth Portfolio

             SMALL CAP STOCKS
          o  CitiFunds Small Cap Growth Portfolio
          o  CitiFunds Small Cap Value Portfolio

             INTERNATIONAL STOCKS
          o  CitiFunds International Growth & Income Portfolio

             GROWTH WITH INCOME
          o  CitiFunds Balanced Portfolio

             BONDS
          o  CitiFunds Intermediate Income Portfolio
          o  CitiFunds Short-Term U.S. Government Income Portfolio
          o  CitiFunds New York Tax Free Income Portfolio
          o  CitiFunds National Tax Free Income Portfolio

             MONEY MARKETS
          o  CitiFunds Cash Reserves
          o  CitiFunds U.S. Treasury Reserves
          o  CitiFunds Tax Free Reserves
          o  CitiFunds New York Tax Free Reserves
          o  CitiFunds California Tax Free Reserves
          o  CitiFunds Connecticut Tax Free Reserves

          This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

          For more information contact your Service Agent or call 1-800-625-4554

          CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1998 Citicorp          [LOGO] Printed on recycled paper           CFS/BAL/698